SUBSEQUENT EVENTS (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 05, 2026 USD ($) $ / shares shares	May 18, 2026 USD ($)	Apr. 01, 2026 $ / shares shares	Dec. 07, 2025 USD ($) $ / shares	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Apr. 27, 2026 USD ($)
SUBSEQUENT EVENTS
Par value | $ / shares				$ 0.00001		$ 0.0001		$ 0.0001	$ 0.0001
Stock options forfeited | shares						12,179	555,215	908,888
Proceeds from convertible promissory notes						$ 4,300,000		$ 10,000,000
Restricted stock units
SUBSEQUENT EVENTS
Grant date fair value of RSU | $ / shares									$ 1.28
Convertible promissory note
SUBSEQUENT EVENTS
Proceeds from convertible promissory notes					$ 300,000
Cartesian Growth Corporation III
SUBSEQUENT EVENTS
Conversion ratio				1
Par value | $ / shares				$ 0.00001
Factorial equity value				$ 1,100,000
Subsequent Event
SUBSEQUENT EVENTS
Gross proceeds	$ 112,100,000
Stock options forfeited | shares			90,000
Subsequent Event | Factorial Germany GmbH
SUBSEQUENT EVENTS
Consideration on disposal										$ 6,000
Subsequent Event | Restricted stock units
SUBSEQUENT EVENTS
Grant date fair value of RSU | $ / shares			$ 250
Shares issued | shares			100,000
Subsequent Event | PubCo Series A Common stock
SUBSEQUENT EVENTS
Par value | $ / shares	$ 0.00001
Subsequent Event | Class B ordinary shares
SUBSEQUENT EVENTS
Par value | $ / shares	$ 0.00001
Subsequent Event | PowerCo | PubCo Series A Common stock
SUBSEQUENT EVENTS
Conversion ratio	3.67
Issuable shares | shares	100,000
Subsequent Event | Convertible promissory note
SUBSEQUENT EVENTS
Proceeds from convertible promissory notes		$ 1,040,000
Subsequent Event | Convertible promissory note | January 2026 Notes
SUBSEQUENT EVENTS
Proceeds from convertible promissory notes					$ 4,300,000
Subsequent Event | Cartesian Growth Corporation III
SUBSEQUENT EVENTS
Conversion ratio	1
Factorial equity value	$ 1,100,000,000
Subsequent Event | Cartesian Growth Corporation III | PubCo Series A Common stock
SUBSEQUENT EVENTS
Par value | $ / shares	$ 0.00001